Taxation - Summary of Temporary Differences (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets after offsetting	¥ 745	$ 114	¥ 1,226	¥ 5,973
Net deferred tax liabilities after offsetting	(64)	$ (10)	(87)
Carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	11,858		9,856
Deferred tax liabilities	(11,113)		(8,630)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets after offsetting	745		1,226
Deferred tax assets [member] | Carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	11,858		9,856
Deferred tax assets [member] | Carrying amount [member] | Credit loss allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	2,475		1,918
Deferred tax assets [member] | Carrying amount [member] | Unrecognized revaluation surplus on prepayments for the leasehold land determined under PRC regulations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,258		1,306
Deferred tax assets [member] | Carrying amount [member] | Deductible tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets			370
Deferred tax assets [member] | Carrying amount [member] | Accruals of expenses not yet deductible for tax purpose [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	4,183		3,341
Deferred tax assets [member] | Carrying amount [member] | Unrealized income from the transactions with Tower Company [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	317		381
Deferred tax assets [member] | Carrying amount [member] | Depreciation charge of right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	390		370
Deferred tax assets [member] | Carrying amount [member] | Deferred revenue on subscriber points reward program [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	242		229
Deferred tax assets [member] | Carrying amount [member] | Unrealized income for the inter-company transactions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	368		227
Deferred tax assets [member] | Carrying amount [member] | Government grants relating to assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	794		695
Deferred tax assets [member] | Carrying amount [member] | Intangible assets amortization difference [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	422		464
Deferred tax assets [member] | Carrying amount [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,409		555
Deferred tax assets [member] | Carrying amount [member] | Credit loss allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	18
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax liabilities after offsetting	(64)		(87)
Deferred tax liabilities [member] | Carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	(11,113)		(8,630)
Deferred tax liabilities [member] | Carrying amount [member] | Accelerated depreciation of property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	(11,099)		(8,572)
Deferred tax liabilities [member] | Carrying amount [member] | Contract costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities			(39)
Deferred tax liabilities [member] | Carrying amount [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	(14)		(19)
Deferred tax liabilities [member] | Carrying amount [member] | Accelerated depreciation for tax purpose [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	¥ (82)		¥ (87)